Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Inventories	$ 4,136	$ 3,911
Trade and other receivables, net	5,465	5,513
Cash and cash equivalents	1,754	1,887
Excise duty indemnification	3,575	3,575
Short-term prepayments	5,473	1,284
Total current assets	20,403	16,170
Non-current assets:
Property, plant and equipment, net	47,549	40,969
Right-of-use assets	550
Exploration and evaluation assets, net	953	1,054
Long-term prepayments	6,374	4,503
Intangible asset	437
Staff loan receivables	84	98
Total non-current assets	55,947	46,624
TOTAL ASSETS	76,350	62,794
Current liabilities:
Trade and other payables	37,343	37,881
Current tax liabilities	8,876	6,642
Borrowings:	5,617	3,177
Cash-settled share-based payment	77	17
Excise tax payable	3,575	3,575
Lease liability	151
Earnout liability	7,520
Amounts due to related parties	114	2,277
Total current liabilities	63,273	53,569
Non-current liabilities:
Provision for rehabilitation cost	26,861	26,688
Borrowings	1,808	2,006
Derivative liability (warrants)	4,083	1,334
Earnout liability	10,904	9,898
Lease liability	355
Cash-settled share-based payment	38	8
Deferred tax liability	9,800	8,566
Total non-current liabilities	53,849	48,500
TOTAL LIABILITIES	117,122	102,069
Shareholders’ deficit:
Ordinary shares	6	5
Share premium/other reserves	(106,259)	(109,745)
Shareholders’ surplus	65,481	70,465
Total shareholders’ deficit	(40,772)	(39,275)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 76,350	$ 62,794